FINANCIAL INSTRUMENTS - Summary of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investments	$ 5,089	$ 1,199
Percent	100.00%	100.00%
Bonds
Disclosure of financial assets [line items]
Investments	$ 3,764	$ 1,169
Bonds | Corporate
Disclosure of financial assets [line items]
Investments	$ 2,739	$ 788
Percent	54.00%	66.00%
Bonds | Corporate bonds
Disclosure of financial assets [line items]
Investments	$ 1,892	$ 788
Percent	37.00%	66.00%
Bonds | Private debt
Disclosure of financial assets [line items]
Investments	$ 208	$ 0
Percent	4.00%	0.00%
Bonds | Private loans
Disclosure of financial assets [line items]
Investments	$ 517	$ 0
Percent	10.00%	0.00%
Bonds | Mortgages
Disclosure of financial assets [line items]
Investments	$ 122	$ 0
Percent	3.00%	0.00%
Bonds | Government
Disclosure of financial assets [line items]
Investments	$ 1,664	$ 401
Percent	33.00%	33.00%
Bonds | United States government
Disclosure of financial assets [line items]
Investments	$ 1,271	$ 25
Percent	25.00%	2.00%
Bonds | Canada government
Disclosure of financial assets [line items]
Investments	$ 61	$ 35
Percent	1.00%	3.00%
Bonds | Canada provincials
Disclosure of financial assets [line items]
Investments	$ 332	$ 341
Percent	7.00%	28.00%
Derivatives
Disclosure of financial assets [line items]
Investments	$ 146	$ 7
Percent	3.00%	1.00%
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	$ 10	$ 5
Percent	0.00%	0.00%
Derivatives | Bond futures
Disclosure of financial assets [line items]
Investments	$ 9	$ 2
Percent	0.00%	0.00%
Derivatives | Options
Disclosure of financial assets [line items]
Investments	$ 127	$ 0
Percent	3.00%	0.00%
Equity
Disclosure of financial assets [line items]
Investments	$ 540	$ 3
Percent	10.00%	0.00%
Equity | Preferred shares
Disclosure of financial assets [line items]
Investments	$ 18	$ 3
Percent	0.00%	0.00%
Equity | Common shares
Disclosure of financial assets [line items]
Investments	$ 275	$ 0
Percent	5.00%	0.00%
Equity | Private equity and other
Disclosure of financial assets [line items]
Investments	$ 247	$ 0
Percent	5.00%	0.00%